Operating Leases Lease and non lease components (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of leases [Abstract]
Lease component of revenue from time charter-out and pool revenue	$ 191,523	$ 140,183
Non-lease component of revenue from time charter-out and pool revenue	153,533	150,810
Total lease and non - lease components of revenue	$ 345,056	$ 290,993